SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended				10 Months Ended	12 Months Ended
	Oct. 27, 2025	Oct. 23, 2025	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Oct. 02, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized				2,666,666				2,666,666	2,666,666				2,666,666	2,666,666
Preferred stock shares, par value				$ 0.000075				$ 0.000075	$ 0.000075				$ 0.000075	$ 0.000075
Preferred stock, shares issued				0				0	0				0	0
Preferred stock, shares outstanding				0				0	0				0	0
Common stock, shares authorized				266,666,666				266,666,666	266,666,666				266,666,666	266,666,666
Common stock shares, par value				$ 0.000075				$ 0.000075	$ 0.000075				$ 0.000075	$ 0.000075
Forward stock split			the Company effected a 4-for-3 forward split of the outstanding shares
Shares forfeited	300,000													300,000
Ordinary shares, shares issued				2,427,500				2,427,500	2,427,500				2,433,333	2,427,500
Ordinary shares, shares outstanding				2,427,500				2,427,500	2,427,500				2,433,333	2,427,500
Warrants and rights issued, description								Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.						Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.
Transaction-related expenses				$ 357,009				$ 451,009
Weighted-average ordinary shares outstanding, diluted								6,000,000
Goodvision Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized				10,000				10,000	10,000						10,000
Common stock shares, par value				$ 5				$ 5	$ 5						$ 5
Ordinary shares, shares issued				10,000				10,000	10,000						10,000		1,000,000
Ordinary shares, shares outstanding				10,000				10,000	10,000						10,000		1,000,000
Common stock par value															$ 0	$ 0
Additional paid in capital common stock				$ 50,000				$ 50,000	$ 50,000						$ 0	$ 0
Ordinary shares issued				10,000				10,000	10,000
Share price				$ 5.00				$ 5.00	$ 5.00
Common stock, value, issued				$ 50,000				$ 50,000	$ 50,000
Shares issued for services									50,000
Common stock, value, subscriptions				$ 50,000				50,000	$ 50,000
Weighted-average ordinary shares outstanding, diluted				10,000	[1],[2]	10,000	[1],[2]		10,000	[1],[2]	10,000	[1],[2]			1,000,000	1,000,000
Stock subscription receivable amount				$ 50,000				$ 50,000	$ 50,000
Common Stock [Member]
Class of Stock [Line Items]
Public shares issued						41,667							133,333	41,667
Shares forfeited														300,000
Common Stock [Member] | Goodvision Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized															1,000,000	1,000,000
Founders [Member]
Class of Stock [Line Items]
Ownership percentage			25.00%			25.00%					25.00%
IPO [Member]
Class of Stock [Line Items]
Public shares issued		6,000,000
Previously Reported [Member]
Class of Stock [Line Items]
Forward stock split			the Company effected a 4-for-3 forward split of the outstanding shares. All share amounts have been retroactively adjusted. On October 23, 2025, in connection with the IPO,
Previously Reported [Member] | Goodvision Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized															1,000,000	1,000,000
Common stock shares, par value															$ 0	$ 0
Ordinary shares, shares issued															1,000,000	1,000,000
Ordinary shares, shares outstanding															1,000,000	1,000,000

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.